Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Columbia Select Large Cap Growth Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		(10.21%)	11.83%	9.20%
Columbia Select Large Cap Growth Fund - Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		(4.50%)	13.45%	10.13%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		(4.41%)	13.56%	10.24%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		(4.33%)	13.60%	10.29%
Columbia Select Large Cap Growth Fund - Class R [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		(4.93%)	12.88%	9.58%
Columbia Select Large Cap Growth Fund - Class S [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	(4.50%)	13.45%	10.13%
Without Sales Load [Member] | Columbia Select Large Cap Growth Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		(4.74%)	13.15%	9.85%
Russell 1000®Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000®Index
Average Annual Return, Percent	[2]	7.82%	18.47%	12.18%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		7.76%	20.09%	15.12%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000® Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.